NATURE AND CONTINUANCE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2023
Nature And Continuance Of Operations And Going Concern
NATURE AND CONTINUANCE OF OPERATIONS AND GOING CONCERN

1. NATURE AND CONTINUANCE OF OPERATIONS AND GOING CONCERN

Draganfly Inc. (the “Company”) was incorporated on June 1, 2018 under the Business Corporations Act (British Columbia). The Company creates quality, cutting-edge unmanned and remote data collection and analysis platforms and systems that are designed to revolutionize the way companies do business. The Company’s shares trade on the Canadian Securities Exchange (the “CSE”), on the Nasdaq Capital Market (the “Nasdaq”) under the symbol “DPRO” and on the Frankfurt Stock Exchange under the symbol “3U8A”. The Company’s head office is located at 235 103rd St. E, Saskatoon, SK, S7N 1Y8 and its registered office is located at 2800 – 666 Burrard Street, Vancouver, BC, V6C 2Z7.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. To date, the Company has not been profitable and has an accumulated deficit of $103,588,356. The Company’s ability to continue as a going concern is dependent upon its ability to obtain additional financing and or achieve profitable operations in the future. These factors raise substantial doubt over the Company’s ability to continue as a going concern. These consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate. These adjustments could be material.